GENERAL INFORMATION AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
Coca-Cola European Partners plc (the Company or Parent Company) was created through the Merger on 28 May 2016 of the businesses of Coca-Cola Enterprises, Inc. (CCE), Coca-Cola Iberian Partners, S.A. (CCIP) and Coca-Cola Erfrischungsgetränke GmbH (CCEG) (the Merger).
The Company and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Europe, making, selling and distributing an extensive range of ready to drink beverages. CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, Euronext London and the continuous market of the Spanish Stock Exchanges.
The consolidated financial statements of the Group for the year ended 31 December 2018 were approved and signed by Damian Gammell, Chief Executive Officer on 14 March 2019 having been duly authorised to do so by the Board of Directors.
Basis of preparation
Upon the consummation of the Merger, the historical consolidated financial statements of CCE became CCEP’s historical financial statements as CCE was deemed to be the predecessor to CCEP. Therefore, the financial results from 1 January 2016 to 27 May 2016 refer to CCE and its consolidated subsidiaries, and the periods subsequent to 28 May 2016 refer to the consolidated financial results of CCEP.
Additionally, these consolidated financial statements reflect the following:

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They have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006. There are no differences between IFRS as adopted by the European Union and IFRS as issued by the International Accounting Standards Board (IASB) that have an impact for the years presented.

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They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2018, as described below under Accounting Policies.

•	They are presented in euros, which is also the Parent Company’s functional currency and all values are rounded to the nearest € million except where otherwise indicated.
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2018, 31 December 2017 and 31 December 2016.
Sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.
The following table summarises the number of selling days by quarter for the years ended 31 December 2018, 31 December 2017 and 31 December 2016 (based on a standard five-day selling week):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2018	65	65	65	66	261
2017	65	65	65	65	260
2016	66	65	65	65	261

Accounting policies
The accounting policies applied by the Group are included in the relevant notes herein. Effective 1 January 2018, the Group implemented the following new accounting policies, following changes in the related accounting standards. Refer to Note 23 for accounting standards issued but not yet effective.
IFRS 15 - Revenue recognition and deductions from revenue (IFRS 15)
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of our products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional. Therefore, the adoption of IFRS 15 on 1 January 2018 did not have an impact on the manner in which the Group recognised revenue.
The Group also examined the terms of the various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future normal commercial terms. Therefore, the variable consideration and classification requirements of IFRS 15 did not have any impact in the Group’s consolidated financial statements.
Financing elements are not deemed present in our contracts with customers as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
IFRS 9 - Financial Instruments (IFRS 9)
IFRS 9 has been developed by the International Accounting Standards Board (IASB) to replace IAS 39 Financial Instruments: Recognition and Measurement (IAS 39). IFRS 9 is effective for annual periods beginning on or after 1 January 2018 and was applied prospectively.
Classification and measurement
As part of the IFRS 9 transition, there was no material change in the measurement or classification of assets or liabilities in the Group’s consolidated financial statements.
Impairment of financial assets
The expected credit loss model required under IFRS 9 primarily impacts the Group’s trade receivables. The simplified approach permitted under IFRS 9 was applied across the Group to measure expected credit losses using a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. This approach is substantially similar to the reserving methodology applied under IAS 39 and the impact was insignificant.
Hedge accounting
The hedge principles under IFRS 9 align more closely with the Group’s financial risk management as described in Note 22. Therefore more hedge relationships during 2018 were eligible for hedge accounting upon the adoption of IFRS 9.
Other amendments and interpretations
The Group has also adopted the Amendments to IFRS 2, “Classification and Measurement of Share-based Payment Transactions” which did not have an impact on the consolidated financial statements.
Significant judgements and estimates
The preparation of these consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods. The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below:
Deductions from revenue and sales incentives
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels, or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Refer to Note 12 for further details.
Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences will impact the tax provision in the period in which such determination is made. These estimates are subject to potential change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax assets recoverability requires judgements to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 18 for further details regarding income taxes.
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with The Coca-Cola Company (TCCC). This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
The Group has allocated the goodwill associated with the Merger to the appropriate cash-generating units (CGU). This judgement was based on estimated synergy benefits expected to be realised for each CGU. Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash-generating units (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s judgement in estimating the future cash flows expected to arise from the CGU. Refer to Note 4 for further details about the judgement regarding the lives of bottling agreements, as well as the sensitivity analysis of the assumptions used in the impairment analysis of goodwill and intangible assets with indefinite lives.
Restructuring
The Group holds provisions related to its ongoing restructuring programmes. These provisions are predominantly made up of severance costs. While a detailed plan is in place for the respective events, the amount and timing of outflows is subject to estimation uncertainty. Estimates are made by management based on the information available at the statement of financial position date. Actual outflows may not occur as anticipated and estimates may prove to be incorrect, leading to further charges or releases of provisions as circumstances dictate. Refer to Note 15 and Note 20 for further details regarding restructuring provisions.
Defined benefit plans
The determination of pension benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation and mortality rates. Refer to Note 13 for further details about the Group’s defined benefit pension plan costs and obligations.